Income Taxes - Summary of Income Tax Expense From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Jurisdictional earnings:
U.S. losses	$ (113,837)	$ (72,128)
Foreign income (losses)	(2,886)	1,715
Net income (loss) before income tax expense (benefit)	(116,723)	(70,413)	$ (19,780)
Current:
U.S. Federal	0	0
U.S. State and local	(2)	63
Foreign	79	525
Total current tax expense	77	588
Deferred:
U.S. Federal	0	0
U.S. State and local	0	0
Foreign	(63)	63
Total deferred tax (benefit) expense	(63)	63
Total tax expense	$ 14	$ 651	$ 0